MINERAL PROPERTIES	12 Months Ended
Dec. 31, 2016
MINERAL PROPERTIES [Text Block]
4.	MINERAL PROPERTIES

Turkey Project

Following the identification by the Company of several surface gossans in distal volcanogenic massive sulphide (VMS) settings, the Company negotiated two joint venture option agreements with local Turkish entities. The first option agreement (the “Karaburun Option”) was signed with the first local partner for a 50% share of three permits in the Boyabat area in northern Turkey and the second option agreement was signed with a second local partner for a 50% interest in three additional permits in the Boyabat area in northern Turkey. The second option agreement expired unexercised on May 15, 2014.

In September 2014, the Company announced that it had acquired a new licence (the “Karaburun Licence”) as a result of a government tender process, which licence covers the remaining portion of the Karaburun VMS prospect, the southern part of which was covered by the Karaburun Option. In December 2014, the Company received the final forestry drill permit from the Ministry of Forestry and Water Resources in Turkey to undertake its planned Phase 1 diamond drilling program at the Karaburun project, which drilling program commenced in 2015. During 2015, the Company terminated the Karaburun Option. The Company continues to hold the Karaburun Licence.